Basis of presentation and material accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Basis of presentation
These financial statements were prepared in accordance with IFRS® Accounting Standards, as issued by the International Accounting Standards Board (IASB), under International Accounting Standard (IAS) 34 - Interim Financial Reporting and were approved by BCE’s board of directors on August 5, 2026. These financial statements were prepared using the same basis of presentation, accounting policies and methods of computation as outlined in Note 2, Material accounting policies in our consolidated financial statements for the year ended December 31, 2025, except as described in Note 3, Adoption of amended accounting standards.
These financial statements do not include all of the notes required in annual financial statements.
All amounts are in millions of Canadian dollars, except where noted.

Future changes in accounting standards
The following accounting standard issued by the IASB has not yet been adopted by BCE.

Standard	Description	Impact	Effective date
IFRS 18 – Presentation and Disclosure in Financial Statements
Sets out requirements and guidance on presentation and disclosure in financial statements, including:
•presentation in the consolidated income statements (income statements) of income and expenses within defined categories - operating, investing, financing, income taxes and discontinued operations
•presentation in the income statements of new defined subtotals - operating profit and profit before financing and income taxes
•disclosure of explanations of management-defined performance measures that are related to the income statements
•enhanced guidance on aggregation and disaggregation of information and whether to provide information in the financial statements or in the notes
•disclosure of specified expenses by nature
IFRS 18 replaces IAS 1 - Presentation of Financial Statements but carries forward many of the requirements from IAS 1 unchanged.
		We are currently assessing the impact of this standard.	Annual reporting periods beginning on or after January 1, 2027, applied retrospectively. Early application is permitted.
IFRS 20 – Regulatory Assets and Regulatory Liabilities
Sets out requirements for the recognition, measurement, presentation and disclosure of regulatory assets, regulatory liabilities, regulatory income and regulatory expenses.
Under IFRS 20, regulatory assets and liabilities, with corresponding amounts of regulatory income and expenses, are recognized when the total allowed compensation for regulatory goods or services supplied in one reporting period is included in determining the regulated rates charged to customers in a different period.
IFRS 20 does not replace the requirements of IFRS 15 - Revenue from Contracts with Customers or other IFRS accounting standards.
		We are currently assessing the impact of this standard.	Annual reporting periods beginning on or after January 1, 2029, applied retrospectively or using a modified retrospective approach. Early application is permitted.